Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses:
General and administrative expenses	$ (3,810)	$ (1,268)	$ (1,363)
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	808	399	363
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	759	201	136
Professional and directors fee [Member]
General and administrative expenses:
General and administrative expenses	1,007	495	557
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	871
Office maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	211	58	226
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	80	28	20
Business development [Member]
General and administrative expenses:
General and administrative expenses	$ 74	$ 87	$ 61